Balance Sheet Components - Intangible Assets (Details) - USD ($) $ in Thousands	Nov. 30, 2020	Nov. 30, 2019
Finite-Lived Intangible Assets, Net [Abstract]
Gross Amounts	$ 381,715	$ 384,431
Accumulated Amortization	(195,669)	(156,341)
Net Amounts	186,047	228,089
Customer Relationships and Lists
Finite-Lived Intangible Assets, Net [Abstract]
Gross Amounts	175,812	177,382
Accumulated Amortization	(101,095)	(80,218)
Net Amounts	74,717	97,164
Vendor Lists
Finite-Lived Intangible Assets, Net [Abstract]
Gross Amounts	177,555	178,444
Accumulated Amortization	(82,187)	(66,954)
Net Amounts	95,368	111,490
Other Intangible Assets
Finite-Lived Intangible Assets, Net [Abstract]
Gross Amounts	28,348	28,605
Accumulated Amortization	(12,387)	(9,169)
Net Amounts	$ 15,961	$ 19,436